As filed with the Securities and Exchange Commission on June 25, 2009

                                    Investment Company Act File Number 811-6152


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  New Jersey Daily Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: January 31

Date of reporting period: April 30, 2009

Item 1: Schedule of Investments

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2009
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value              Standard
   Amount                                                                          Date      Rate     (Note 1)  Moody's   & Poor's
---------                                                                          ----     ------    --------  -------   --------
Put Bond (b) (7.35%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Puerto Rico Industrial Medical & Environmental IDRB
              (Abbott Laboratories Project) - Series 1983A                      03/01/10     2.00%  $  5,000,000       P-1     A-1+
-----------                                                                                          -----------
  5,000,000   Total Put Bond                                                                           5,000,000
-----------                                                                                          -----------
Tax Exempt Commercial Paper (1.47%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Commonwealth of Puerto Rico, TRAN Series 2009A-4
              LOC KBC Bank N.V.                                                 07/30/09     2.39%  $  1,002,072      MIG-1    SP-1+
-----------                                                                                         ------------
  1,000,000   Total Tax Exempt Commercial Paper                                                        1,002,072
-----------                                                                                         ------------
Tax Exempt General Obligation Notes & Bonds (23.77%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,586,400   Board of Education of the Borough of Paramus,
              County of Bergen, NJ (c)                                          06/05/09     2.20%  $  1,587,590
  2,500,000   Board of Education of the Borough of Ramsey,
              County of Bergen, NJ (c)                                          07/30/09     2.25      2,504,531
  2,364,000   Board of Education of the Township of Readington,
              County of Hunterdon, NJ (c)                                       07/16/09     2.10      2,365,925
    763,850   Borought of Demarest, County of Bergen, NJ (c)                    02/18/10     2.25        766,838
    412,000   City of Ocean City, County of Cape May, NJ (c)                    03/12/10     2.25        414,606
  2,510,000   Township of Andover, County of Sussex, NJ BAN (c)                 06/12/09     2.15      2,511,694
  1,244,909   Township of Bedminster, County of Somerset, NJ BAN (c)            06/26/09     2.20      1,246,403
  1,428,000   Township of Bedminster, County of Somerset, NJ BAN (c)            12/11/09     1.50      1,432,326
  1,433,414   Township of Mantua, County of Gloucester, NJ
              - Series 2008B BAN (c)                                            12/18/09     2.00      1,444,518
  1,887,627   Township of Ocean, County of Ocean, NJ BAN (c)                    12/04/09     2.90      1,891,443
-----------                                                                                         ------------
 16,130,200   Total Tax Exempt General Obligation Notes & Bonds                                       16,165,874
-----------                                                                                         ------------
Tax Exempt Variable Rate Demand Instruments (d) (69.24%)
------------------------------------------------------------------------------------------------------------------------------------
$   900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 2006 (e)
              Collaterized by Federal National Mortgage Association             04/15/36     0.40%  $    900,000               A-1+
  1,185,000   County of Douglas, NE IDRB
              (Phillips Manufacturing Project) - Series 2002 (e)
              LOC Wells Fargo Bank, N.A.                                        12/01/18     0.73      1,185,000               A-1+
  2,020,000   County of Medina, OH IDRB
              (Three D Metals Inc. Project) - Series 1998 (c) (e)
              LOC Charter One Bank, N.A.                                        12/01/18     4.25      2,020,000
  1,505,000   Delaware River Port Authority, NJ Revenue Refunding Bonds
              - Series 2008 B
              LOC TD BankNorth, N.A.                                            01/01/26     0.44      1,505,000     VMIG-1    A-1+
  4,000,000   Eagle Tax-Exempt Trust - J Series 20060107 Class A Certificates
              (Related to the Port Authority of New York and New Jersey (e)
              Consolidated Bonds 143rd Series)                                  04/01/36     0.77      4,000,000               A-1+
  3,000,000   Essex County, NJ Improvement Authority Pooled
              Governmental Loan Program Bonds - Series 1986
              LOC Wachovia Bank, N.A.                                           07/01/26     0.43      3,000,000     VMIG-1
    900,000   Fulton County, KY Industrial Building RB
              (The Burke - Parsons - Bowlby Corporation Project)-Series 2006 (e)
              LOC Branch Banking & Trust Co.                                    07/01/26     0.66        900,000       P-1     A-1+
  2,000,000   Metropolitan Transportation Authority Dedicated Tax Fund
              Refunding Bonds - Subseries 2008B-1
              LOC Scotiabank                                                    11/01/34     0.25      2,000,000               A-1+
  2,150,000   New Jersey EDA Economic Development Bond
              (Campus 130 Associaties - 1984 Project) (e)
              LOC JPMorgan Chase Bank, N.A.                                     12/01/11     0.70      2,150,000       P-1     A-1+
  2,900,000   New Jersey EDA IDRB (CST Products, LLC Project) - Series 2006
              LOC National Bank of Canada                                       04/01/26     0.68      2,900,000               A-1
  1,000,000   New Jersey EDA Industrial Development Refunding RB
              (Genlyte Union County Project) - Series 1990
              LOC Bank of America, N.A.                                         10/15/09     0.60      1,000,000       P-1
  1,800,000   New Jersey EDA Industrial Development Revenue Refunding Bonds
              (VPR Commerce Center Project) - Series 1989
              LOC PNC Bank, N.A.                                                08/01/17     0.43      1,800,000               A-1
    800,000   New Jersey EDA Pollution Control Revenue Refunding Bonds
              (Exxon Project) - Series 1989                                     04/01/22     0.15        800,000       P-1     A-1+
  2,450,000   New Jersey EDA RB (Applewood Estates Project) - Series 2005B
              LOC TD BankNorth, N.A.                                            10/01/35     0.48      2,450,000     VMIG-1    A-1+
  2,005,000   New Jersey EDA RB
              (Pennwell Holdings, LLC Project) - Series 1996 (c) (e)
              LOC Wachovia Bank, N.A.                                           12/01/16     0.77      2,005,000
  3,100,000   New Jersey EDA RB
              (Stolthaven Perth Amboy Inc. Project) - Series 1998A
              LOC Citibank, N.A.                                                01/15/18     0.30      3,100,000       P-1     A-1+
  1,000,000   New Jersey EDA RB
              (The Cooper Health System Project) - Series 2008A
              LOC TD Banknorth, N.A.                                            11/01/38     0.46      1,000,000     VMIG-1    A-1+
  1,500,000   New Jersey EDA Revenue Refunding Bonds
              (Crane's Mill Project) - Series 2005B
              LOC TD BankNorth, N.A.                                            06/01/27     0.48      1,500,000               A-1+
  2,150,000   New Jersey EDA School Facilities Construction Bonds
              2006 Series R - Sub-Series - R-1
              LOC Lloyds TSB Bank/ Bank of Nova Scotia                          09/01/31     0.35      2,150,000     VMIG-1    A-1+
    100,000   New Jersey EDA School RB
              (The Peddie School Project) - Series 1994B                        02/01/19     0.40        100,000               A-1
    450,000   New Jersey EDA School RB
              (The Peddie School Project) - Series 1996A                        02/01/26     0.40        450,000               A-1
    100,000   New Jersey EDA, Thermal Energy Facilities RB
              (Marina Energy LLC Project) - Seres 2001A (e)
              LOC Wachovia Bank, N.A.                                           09/01/31     0.50        100,000     VMIG-1    A-1
    965,000   New Jersey EDA, Thermal Energy Facilities RB
              (Thermal Energy Limited Partnership I Project) - Series 1995 (e)
              LOC JPMorgan Chase Bank, N.A.                                     12/01/09     0.73        965,000     VMIG-1
  2,000,000   New Jersey Health Care Facilities Financing Authority RB
              (AHS Hospital Corp. Issue) - Series 2008B
              LOC Bank of America, N.A.                                         07/01/36     0.38      2,000,000     VMIG-1    A-1+
    100,000   New Jersey Health Care Facilities Financing Authority RB
              (AtlantiCare Regional Medical Center) - Series 2005 A1
              LOC Wachovia Bank, N.A.                                           07/01/30     0.43        100,000     VMIG-1    A-1+
    300,000   New Jersey Health Care Facilities Financing Authority RB
              (Meridian Health System Obligated Group Issue) Series 2003A
              LOC JPMorgan Chase Bank, N.A.                                     07/01/33     0.28        300,000     VMIG-1    A-1+
  1,200,000   New Jersey Health Care Facilities Financing Authority RB
              (Meridian Health System Obligated Group Issue) Series 2003B
              LOC Bank of America, N.A.                                         07/01/33     0.38      1,200,000     VMIG-1    A-1
  1,000,000   New Jersey Health Care Facilities Financing Authority RB
              (Saint Barnabas Health Care System Issue) - Series 2001A
              LOC JPMorgan Chase Bank, N.A.                                     07/01/31     0.25      1,000,000     VMIG-1    A-1+
  3,000,000   Port Authority of New York and New Jersey Versatile Structure
              Obligations - Series 3                                            06/01/20     0.45      3,000,000     VMIG-1    A-1+
    800,000   Port Authority of New York and New Jersey Versatile Structure
              Obligations - Series 1R (e)                                       08/01/28     0.53        800,000     VMIG-1    A-1+
    300,000   Rutgers, The State University (The State University of New Jersey)
              GO Refunding Bonds - 2002 Series A                                05/01/18     0.30        300,000     VMIG-1    A-1+
    400,000   Union County, NJ PCFA Pollution Control Revenue Refunding
              Bonds (Exxon Project) - Series 1989                               10/01/24     0.15        400,000       P-1     A-1+
-----------                                                                                         ------------
 47,080,000   Total Tax Exempt Variable Rate Demand Instruments                                       47,080,000
-----------                                                                                         ------------
              Total Investments (101.83%) (Amortized cost $ 69,247,946*)                              69,247,946
              Liabilities in excess of cash and other assets (-1.83%)                                 (1,247,619)
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $ 68,000,327
                                                                                                    ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 54,226,802 shares outstanding                                         $       1.00
                                                                                                    ============
              Class B Shares, 13,788,386 shares outstanding                                         $       1.00
                                                                                                    ============

         *Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date for the put bonds indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(e)  Security subject to alternative minimum tax.

Note 1 - Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the
principal   amount  or  the  period  remaining  until  the  next  interest  rate adjustment.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a level 2.


The following table summarizes the inputs used to value the fund's net assets as of April 30, 2009:

   Valuation Inputs                             Investment in Securities
   ----------------                             ------------------------
   Level 1 - Quoted Prices                         $         -0-
   Level 2 - Other Significant Observable Inputs      69,247,946
   Level 3 - Significant Unobservable Inputs                 -0-
                                                   -------------
   Total                                           $  69,247,946
                                                   =============

For the period ended April 30, 2009, there was no Level 1 or 3 investments.

KEY:
     BAN      =   Bond Anticipation Note                      LOC        =   Letter of Credit
     EDA      =   Economic Development Authority              PCFA       =   Pollution Control Finance Authority
     GO       =   General Obligation                          RB         =   Revenue Bond
     IDRB     =   Industrial Development Revenue Bond         TRAN       =   Tax and Revenue Anticipation Note

Temporary Guarantee Program for Money Market Funds

On October 2, 2008, the Board of Directors of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 75,377,103. This expense will be borne by the Fund.

On December 4, 2008, the Board of Directors of the Fund approved the extension of the Fund's participation in the Program. The extension provides coverage through April 30, 2009.

On April 6, 2009, the Board of Trustees of the Fund approved a second extension of the Fund's participation in the Program. The extension provides coverage through September 18, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.












--------------------------------------------------------------------------------
Item 2: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3: Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Jersey Daily Municipal Income Fund, Inc.

                        /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date: June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                    Michael P. Lydon, President

Date:  June 25, 2009

                        /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date:  June 25, 2009

* Print the name and title of each signing officer under his or her signature.